Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy for Financial Assets and Liabilities not Measured at Fair Value
The carrying amounts and fair value hierarchy classification of our significant financial assets and liabilities not carried at fair value as of December 31, 2023 and 2022 are as follows:

	December 31, 2023
($ in millions)	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Customer financing receivables, net	217	—	—	217	217
Equity investments	11	—	—	11	11
Liabilities:
Jackpot liabilities	155	—	—	135	135
Debt (1)	5,655	—	5,620	—	5,620

	December 31, 2022
($ in millions)	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets:
Customer financing receivables, net	219	—	—	211	211
Equity investments	9	—	—	9	9
Liabilities:
Jackpot liabilities	170	—	—	135	135
Debt (1)	5,750	—	5,576	—	5,576
(1) Excludes short-term borrowings.